[USAA(REGISTERED TRADEMARK) LOGO APPEARS HERE.]





                         SEMIANNUAL REPORT
--------------------------------------------------------------------------------
                    USAA AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
                         JANUARY 31, 2001








TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                   1
      FAREWELL FROM MICKEY ROTH                              2
      MESSAGE FROM THE PRESIDENT                             3
      INVESTMENT REVIEW                                      4
      MESSAGE FROM THE MANAGERS                              5
      FINANCIAL INFORMATION
         Portfolio of Investments                            9
         Notes to Portfolio of Investments                  18
         Statement of Assets and Liabilities                19
         Statement of Operations                            20
         Statements of Changes in Net Assets                21
         Notes to Financial Statements                      22









IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA AGGRESSIVE GROWTH FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.

USAA   WITH  THE  EAGLE  IS   REGISTERED   IN  THE  U.S.   PATENT  &   TRADEMARK
OFFICE.(COPYRIGHT)2001, USAA. ALL RIGHTS RESERVED.









         USAA FAMILY OF FUNDS SUMMARY


 FUND TYPE/NAME                       RISK
 ------------------------------------------------
              CAPITAL APPRECIATION
 ------------------------------------------------
 Aggressive Growth*              Very high
 Capital Growth                  Very high
 Emerging Markets                Very high
 First Start Growth              Moderate to high
 Gold                            Very high
 Growth                          Moderate to high
 Growth & Income                 Moderate
 International                   Moderate to high
 Science & Technology            Very high
 Small Cap Stock                 Very high
 World Growth                    Moderate to high
 ------------------------------------------------
                ASSET ALLOCATION
 ------------------------------------------------
 Balanced Strategy               Moderate
 Cornerstone Strategy            Moderate
 Growth and Tax Strategy         Moderate
 Growth Strategy                 Moderate to high
 Income Strategy                 Low to moderate
 ------------------------------------------------
                INCOME - TAXABLE
 ------------------------------------------------
 GNMA Trust                      Low to moderate
 High-Yield Opportunities        High
 Income                          Moderate
 Income Stock                    Moderate
 Intermediate-Term Bond          Low to moderate
 Short-Term Bond                 Low
 ------------------------------------------------
               INCOME - TAX EXEMPT
 ------------------------------------------------
 Long-Term                       Moderate
 Intermediate-Term               Low to moderate
 Short-Term                      Low
 State Bond/Income               Moderate
 ------------------------------------------------
                    INDEXES
 ------------------------------------------------
 Extended Market Index           High
 Global Titans Index             Moderate to high
 Nasdaq-100 Index                Very high
 S&P 500 Index                   Moderate
 ------------------------------------------------
                  MONEY MARKET
 ------------------------------------------------
 Money Market                    Low
 Tax Exempt Money Market         Low
 Treasury Money Market Trust     Low
 State Money Market              Low
 ------------------------------------------------

ALL FUNDS REQUIRE A MINIMUM $3,000 INVESTMENT.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT OR INDEX FUNDS. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'WILSHIRE 4500' IS A TRADEMARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(REGISTERED TRADEMARK)', 'NASDAQ-100 INDEX(REGISTERED TRADEMARK)', AND 'NASDAQ(REGISTERED TRADEMARK)', ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SERVICE MARK) ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD OR PROMOTED BY THE TRADE OR SERVICE MARK OWNERS AND NEITHER THE TRADE OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.

* CLOSED TO NEW INVESTORS.









FAREWELL FROM MICKEY ROTH


[PHOTOGRAPH OF MICHAEL J.C. ROTH, CFA, APPEARS HERE.]


Dear Investor,

After almost 15 years as chief executive officer of USAA Investment Management Company, I have decided to retire. I have often noted that I've been very fortunate to work in a profession that I love in a job that fascinates me. Over the last decade and a half my colleagues and I, and you, have grown our company from a small mutual fund firm with an even smaller brokerage service into a nationally recognized investment company. By serving you, we have built a company whose future is more exciting than even the past few years have been. I am proud of the special bond we have with you, our member.

I am pleased to announce that Chris Claus will assume the leadership of IMCO. Chris joined USAA in 1994 and served most recently as senior vice president of Investment Sales and Service. In this position he oversaw both mutual funds and brokerage services. I am certain he will guide this company with great skill and energy.

It has been my pleasure and honor to serve you.

Sincerely,



Michael J.C. Roth, CFA





USAA BROKERAGE SERVICES IS A DISCOUNT BROKERAGE SERVICE OF USAA INVESTMENT MANAGEMENT COMPANY, A MEMBER OF THE NASD.










MESSAGE FROM THE PRESIDENT


[PHOTOGRAPH  OF  PRESIDENT AND VICE CHAIRMAN OF THE BOARD,  CHRISTOPHER W. CLAUS
 APPEARS HERE.]

---------------------------------------
- Served USAA from 1994-2000
  as head of Investment Sales
  and Service

- Before joining USAA, was vice
  president of Equity Trading and
  Retirement Plans at Norwest
  Investment Services, Inc. (NISI)
  in Minneapolis, Minnesota

- Holds a master of business
  administration degree from the
  University of St. Thomas in
  St. Paul, Minnesota, and a
  bachelor of business
  administration degree from the
  University of Minnesota

- Holds NASD Series 7, 63, 24, 4,
  and 53 securities licenses

- Active member of the Mutual Fund
  Education Alliance and the
  Securities Industry Association

- Married with three children
---------------------------------------


Dear Investor,

I am honored to succeed Mickey Roth as president and chief executive officer of USAA Investment Management Company and welcome the challenge of leading this company to even higher levels of performance and service to you. With the help of IMCO's strong and dedicated management team, we plan to build on the solid foundation that Mickey created for this company during his many years of service.

Our direction for IMCO is straightforward: excellent products and services, convenience, and value for our investors. We want to enhance our existing services and offer new features to make it easier for you to do business. One example is the USAA Investment Account -- a money management concept, long envisioned by Mickey, that we're now building. The account will allow you to hold both USAA mutual funds and brokerage investments in one consolidated account. This will give you one account number for all your investments, one consolidated statement, and overall simplicity and convenience for your money management.

I have always believed that strong investment performance, coupled with USAA's commitment to world-class service, will serve the needs of our investors. All of us at IMCO will work diligently to continue to make this happen.

On behalf of IMCO, I thank you for giving us the opportunity to deliver products and services at an exceptional value. I appreciate your support and continued business.

Sincerely,



Christopher W. Claus

PRESIDENT AND
VICE CHAIRMAN OF THE BOARD









INVESTMENT REVIEW


USAA AGGRESSIVE GROWTH FUND

OBJECTIVE: Capital appreciation.

TYPES OF INVESTMENTS: Invests principally in equity securities of companies with the prospect of rapidly growing earnings.


--------------------------------------------------------------------------------
                                             1/31/01             7/31/00
--------------------------------------------------------------------------------
  Net Assets                           $1,624.5 Million     $1,981.7 Million
  Net Asset Value Per Share                 $43.72               $56.35
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/01
--------------------------------------------------------------------------------
   7/31/00 TO 1/31/01        1 YEAR          5 YEARS           10 YEARS
        -19.92%(+)           -20.33%          19.27%             18.33%
--------------------------------------------------------------------------------
(+) TOTAL  RETURNS  FOR PERIODS OF LESS THAN ONE YEAR ARE NOT  ANNUALIZED.  THIS
    SIX-MONTH RETURN IS CUMULATIVE.

TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


                    CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund, the S&P 500 Index, the Russell 2000(Registered Trademark) Index, and the Lipper Small Cap Funds Average for the period of 01/31/1991 through 01/31/2001. The data points from the graph are as follows:

                  USAA
               AGGRESSIVE      RUSSELL         S&P 500       LIPPER SMALL CAP
              GROWTH FUND     2000 INDEX        INDEX          FUNDS AVERAGE
              -----------     ----------       -------       ----------------

01/31/91        $10,000        $10,000         $10,000            $10,000
07/31/91         12,021         12,120          11,457             12,059
01/31/92         14,642         14,478          12,265             14,636
07/31/92         12,332         13,878          12,920             13,579
01/31/93         13,985         16,396          13,560             16,086
07/31/93         13,370         17,132          14,045             16,623
01/31/94         15,332         19,444          15,303             18,924
07/31/94         13,229         17,922          14,769             17,313
01/31/95         14,494         18,276          15,383             18,206
07/31/95         19,841         22,399          18,619             22,696
01/31/96         22,306         23,749          21,324             23,962
07/31/96         24,039         23,947          21,701             24,904
01/31/97         27,282         28,250          26,938             29,189
07/31/97         28,847         31,943          33,010             32,791
01/31/98         28,306         33,355          34,184             33,678
07/31/98         29,974         32,682          39,382             34,135
01/31/99         38,193         33,466          45,298             35,040
07/31/99         42,906         35,103          47,338             37,890
01/31/00         67,584         39,405          49,982             48,169
07/31/00         67,237         39,936          51,583             50,058
01/31/01         53,842         40,860          49,532             48,251

DATA FROM 01/31/91 THROUGH 01/31/01.


THE GRAPH ILLUSTRATES THE COMPARISON OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA AGGRESSIVE GROWTH FUND TO THE S&P 500 INDEX, THE BROAD-BASED RUSSELL 2000(REGISTERED TRADEMARK) INDEX, AND THE LIPPER SMALL CAP FUNDS AVERAGE. THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST IN THE S&P 500 INDEX. THE RUSSELL 2000 IS A WIDELY RECOGNIZED UNMANAGED SMALL-CAP INDEX CONSISTING OF THE 2,000 SMALLEST COMPANIES WITHIN THE RUSSELL 3000(REGISTERED TRADEMARK) INDEX. THE LIPPER SMALL CAP FUNDS AVERAGE IS AN AVERAGE OF ALL THE SMALL-CAP FUNDS, AS REPORTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.









MESSAGE FROM THE MANAGERS


[PHOTOGRAPH OF THE PORTFOLIO  MANAGERS:  LEFT TO RIGHT:  ERIC M. EFRON, CFA, AND
 JOHN K. CABELL, JR., CFA, APPEARS HERE.]


HOW DID THE FUND PERFORM FROM JULY 31, 2000, TO JANUARY 31, 2001?

The USAA Aggressive Growth Fund performed poorly between July 31, 2000, and January 31, 2001, reflecting the challenging investment environment during that period. Technology, Internet, and communications stocks were a significant drag on overall performance. On the other hand, health-care, biotechnology, retail, and energy stocks did well, but this was not enough to offset fully the weakness in the other areas of the portfolio. Overall, the Fund generated a total return of -19.92%, underperforming all of the major stock market indices that we track, with the exception of the Nasdaq Composite.


NASDAQ COMPOSITE INDEX IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S.-BASED SECURITIES.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

The period ending January 31, 2001, saw a continuation of an overall domestic stock market malaise that began around March 2000. Prices of stocks in general, and growth stocks in particular, succumbed to a wave of negative economic events that compounded as the period progressed. Early in the period, a series of interest rate increases by the Federal Reserve Board (the Fed), concerned about the potential for higher inflation, hurt equity valuations and caused investors to worry about an impending economic slowdown or recession. Investors' concerns became more intense and widespread as an ever-growing list of disappointing earnings results and forecasts emanated from a wide variety of companies. Stock prices finally plunged because the high valuation of many companies' stocks, particularly in the technology area, left no room for lowered expectations.

Concurrently, capital markets dried up, thereby cutting off the supply of funding necessary to sustain many of the capital-hungry and immature companies that had gone public not more than a year or two earlier. This scarcity of capital led to a number of bankruptcies, primarily in the Internet and communications areas, which put further pressure on stock prices as investors scurried from the bankrupt companies, their suppliers, and other companies that were perceived to have funding issues. Other factors that hurt equity prices during the period were rising energy costs, the delayed outcome of the U.S. presidential election, and stock sales prompted by margin calls, mutual fund redemptions, and tax-loss considerations.

There was a significant reversal in the relative performance of many domestic stock groups. Leaders in previous years turned into laggards, and laggards turned into leaders. Many investors sought refuge in more VALUE-ORIENTED, OLD-ECONOMY stock groups such as utilities and health care. Pricier GROWTH stocks geared toward the NEW ECONOMY -- technology and communications in particular -- that had done so well in previous years performed miserably during the period. Only a few growth-oriented groups, such as health care and biotechnology, performed well. Small-cap stocks, in general, outperformed their large-cap counterparts for the first time in years. Within the small-cap universe, value outperformed growth by a wide margin.

The major stock market indices reflect these trends. The value-oriented Dow Jones Industrials, an old economy indicator, advanced 4.24% between July 31, 2000, and January 31, 2001, whereas the S&P 500 Index, which has more of a growth bias, declined by 3.98%. The Russell 2000, a leading small-cap index, eked out a 2.31% gain, and the S&P SmallCap 600 Index appreciated 11.82%. The technology-intensive Nasdaq Composite, which suffered its worst year ever in 2000, was especially weak, plummeting 26.39% between July 31, 2000, and January 31, 2001.


DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE-CHIP STOCKS, PRIMARILY INDUSTRIALS.

REFER TO THE BOTTOM OF PAGE 4 FOR THE S&P 500 INDEX AND THE RUSSELL 2000 INDEX DEFINITIONS.

THE S&P SMALLCAP 600 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 600 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.


WHAT WERE YOUR  STRATEGIES  AND  TECHNIQUES  FOR BUYING AND  SELLING  DURING THE
PERIOD?

The Fund's strategy remains unchanged. It continues to focus on the following three factors:

1) CHANGE. We invest in innovative companies that are well-positioned to take advantage of long-term trends that transform our economy and society. It is our firm belief that companies that embrace change, and even initiate it, have much better prospects for survival, success, and growth than those that resist it. We think some of today's most significant changes are occurring in industries such as the Internet, broadband and wireless communications, and genome sciences. Therefore, these are major areas of emphasis for our investments.

2) SPEED. Earnings are the ultimate builders of value. Over the long term, there is a direct correlation between rates of earnings growth and stock price appreciation in our analysis. With this in mind, we invest exclusively in companies that have rapidly growing earnings or the prospect thereof. We are not interested in stocks that have modest valuations if the potential for rapid growth is lacking. We are more interested in whether the companies underlying our investments will be much larger and more profitable in the future. The stocks of most of the companies that meet our criteria for change and speed are in the small- and mid-market capitalization ranges, and this is reflected in our portfolio. Nevertheless, there are some large companies such as Cisco Systems and Home Depot that have remained innovative and rapidly growing, and we have not hesitated to include their stocks in the Fund. This is an all-cap fund, not a small-cap one.

3) BEING EARLY. We believe the most lucrative time to invest in emerging trends and companies is early in their history, before they become widely known. By the time these opportunities are discovered by the investment community at large, much of their investment potential will have been realized. To get in early, we often invest in initial public offerings (IPOs) and in companies with short trading histories. We believe that investments in IPOs may provide returns that can help give this Fund a bit of an investment edge over funds that do not take advantage of these opportunities.

WHAT IS THE OUTLOOK?

We are glad that the July 31, 2000, to January 31, 2001, period is behind us. In past reports to investors, we have always pointed to the high degrees of volatility and risk associated with investing in funds such as this one. This period illustrated this point much more dramatically than we would have liked.

On a brighter note, the Fed's two 0.5% cuts in interest rates in January 2001 give us hope that the investment outlook will soon improve. These actions may mitigate, but not eliminate, the major questions about the economy and earnings prospects that have spooked the stock market for the better part of the past year. Assuredly, bumps and potholes will continue to appear in the road on which we travel, and investors must be prepared for this at all times. All things said and done, however, we are still confident in the long-term advancement of our economy and society. Moreover, we maintain our faith in the ability of the companies in which we have invested to contribute to, and potentially benefit from, the progress that we envision. We think this Fund remains a suitable vehicle for enabling risk-tolerant investors with long-term orientations to potentially capitalize on this progress.


  -------------------------------------------
             TOP 10 EQUITY HOLDINGS
               (% OF NET ASSETS)
  -------------------------------------------
  Applied Micro Circuits Corp.           5.3%
  IDEC Pharmaceuticals Corp.             3.2
  TranSwitch Corp.                       2.6
  VeriSign, Inc.                         2.3
  Express Scripts, Inc. "A"              2.1
  Genentech, Inc.                        1.8
  Metromedia Fiber Network, Inc. "A"     1.8
  Biovail Corp.                          1.6
  King Pharmaceuticals, Inc.             1.6
  Sepracor, Inc.                         1.6
  -------------------------------------------



  -------------------------------------------
               TOP 10 INDUSTRIES
              OF EQUITY HOLDINGS
               (% OF NET ASSETS)
  -------------------------------------------
  Biotechnology                         17.0%
  Electronics - Semiconductors          13.7
  Drugs                                  7.3
  Communication Equipment                6.3
  Computer Software & Service            5.5
  Electrical Equipment                   4.0
  Telephones                             3.8
  Computer - Networking                  2.9
  Health Care - Specialized Services     2.6
  Retail - Specialty                     2.5
  -------------------------------------------


YOU WILL  FIND A  COMPLETE  LIST OF THE  SECURITIES  THAT THE FUND OWNS ON PAGES
9-17.









USAA AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS

JANUARY 31, 2001
(UNAUDITED)




                                                                        MARKET
 NUMBER                                                                  VALUE
OF SHARES                    SECURITY                                    (000)
--------------------------------------------------------------------------------

                          COMMON STOCKS (99.3%)

            AEROSPACE/DEFENSE (0.6%)
  110,000   HEICO Corp. "A"                                           $    1,594
  200,000   Triumph Group, Inc.*                                           7,800
--------------------------------------------------------------------------------
                                                                           9,394
--------------------------------------------------------------------------------
            AIR FREIGHT (1.7%)
  275,000   EGL, Inc.*                                                     8,456
  300,000   Forward Air Corp.*                                            12,000
  100,000   United Parcel Service "B"                                      6,190
   95,400   UTi Worldwide, Inc.*                                           1,634
--------------------------------------------------------------------------------
                                                                          28,280
--------------------------------------------------------------------------------
            AIRLINES (0.7%)
  200,000   Atlantic Coast Airlines Holdings, Inc.*                        8,625
  155,000   Midwest Express Holdings, Inc.*                                3,187
--------------------------------------------------------------------------------
                                                                          11,812
--------------------------------------------------------------------------------
            AUTO PARTS (0.5%)
  400,000   Copart, Inc.*                                                  7,525
--------------------------------------------------------------------------------
            BEVERAGES - ALCOHOLIC (0.3%)
  100,000   Robert Mondavi Corp. "A"*                                      4,500
--------------------------------------------------------------------------------
            BIOTECHNOLOGY (17.0%)
  200,000   Affymetrix, Inc.*                                             13,325
   50,000   Celgene Corp.*                                                 1,388
   91,200   Ciphergen Biosystems, Inc.*                                      781
  150,000   EDEN Bioscience Corp.*                                         4,575
  500,000   Genentech, Inc.*                                              29,625
  120,000   Genzyme Corp.*                                                10,388
  300,000   Human Genome Sciences, Inc.*                                  18,300
  900,000   IDEC Pharmaceuticals Corp.*                                   52,931
   99,400   Illumina, Inc.*                                                2,087
  825,000   Immunex Corp.*                                                25,266
  242,000   Inhale Therapeutic Systems, Inc.*                              9,272
  110,000   Invitrogen Corp.*                                              8,195
  100,000   Luminex Corp.*                                                 2,770
  150,000   Maxygen, Inc.*                                                 3,206
  605,900   Med Immune, Inc.*                                             24,085
  200,000   Medarex, Inc.*                                                 6,525
   92,200   MediChem Life Sciences, Inc.*                                    432
  500,000   Millennium Pharmaceuticals, Inc.*                             25,062
   25,000   Protein Design Labs, Inc.*                                     1,848
  119,600   Sequenom, Inc.*                                                2,444
  700,000   Techne Corp.*                                                 19,425
   54,600   Variagenics, Inc.*                                               546
  200,000   Vertex Pharmaceuticals, Inc.*                                 13,463
--------------------------------------------------------------------------------
                                                                         275,939
--------------------------------------------------------------------------------
            BROADCASTING - RADIO & TV (0.4%)
  247,900   AT&T Corp. "A"                                                 4,190
  162,000   Wink Communications, Inc.*                                     1,554
--------------------------------------------------------------------------------
                                                                           5,744
--------------------------------------------------------------------------------
            CHEMICALS (0.4%)
  150,000   Symyx Technologies, Inc.*                                      5,737
--------------------------------------------------------------------------------
            CHEMICALS - DIVERSIFIED (0.2%)
   45,600   Cabot Microelectronics Corp.*                                  3,867
--------------------------------------------------------------------------------
            COMMUNICATION EQUIPMENT (6.3%)
  166,700   Advanced Fibre Communications, Inc.*                           4,136
  360,200   Alliance Fiber Optic Products, Inc.*                           3,489
   17,750   Avanex Corp.*                                                  1,147
   70,100   Avici Systems, Inc.*                                           2,488
  192,300   Bookham Technology plc ADR*                                    2,969
  180,000   CIENA Corp.*                                                  16,211
  168,800   Clarent Corp.*                                                 2,827
  145,700   Corvis Corp.*                                                  3,151
   24,700   CoSine Communications, Inc.*                                     408
  162,800   Ditech Communications Corp.*                                   1,974
  161,805   DMC Stratex Networks, Inc.*                                    2,741
   69,600   Efficient Networks, Inc.*                                      1,118
  276,600   Endwave Corp.*                                                 1,348
  415,376   JDS Uniphase Corp.*                                           22,768
  205,400   Luminent, Inc.*                                                1,861
  207,100   MCK Communications, Inc.*                                      1,424
  158,700   Metawave Communications Corp.*                                 1,904
  112,700   Netro Corp.*                                                     930
    6,800   New Focus, Inc.*                                                 409
   41,600   Next Level Communications, Inc.*                                 541
   92,100   Novatel Wireless, Inc.*                                        1,094
   43,800   ONI Systems Corp.*                                             2,431
   69,000   Oplink Communications, Inc.*                                   1,376
  229,400   Optical Communication Products, Inc.*                          3,885
   75,500   QUALCOMM, Inc.*                                                6,347
   87,700   Sierra Wireless, Inc.*                                         4,610
   63,000   Sonus Networks, Inc.*                                          2,890
   31,800   Sycamore Networks, Inc.*                                       1,121
  103,800   UTStarcom, Inc.*                                               2,660
   89,900   Western Multiplex Corp.*                                       1,450
   22,700   WJ Communications, Inc.*                                         312
--------------------------------------------------------------------------------
                                                                         102,020
--------------------------------------------------------------------------------
            COMPUTER - HARDWARE (1.0%)
  527,200   Sandisk Corp.*                                                16,837
--------------------------------------------------------------------------------
            COMPUTER - NETWORKING (2.9%)
   82,000   Brocade Communications Systems, Inc.*                          7,406
  440,400   Cisco Systems, Inc.*                                          16,487
  164,300   Extreme Networks, Inc.*                                        7,825
  117,600   Finisar Corp.*                                                 4,278
   58,200   Juniper Networks, Inc.*                                        6,165
   91,800   Redback Networks, Inc.*                                        4,395
   10,700   Stratos Lightwave, Inc.*                                         146
--------------------------------------------------------------------------------
                                                                          46,702
--------------------------------------------------------------------------------
            COMPUTER SOFTWARE & SERVICE (5.5%)
   29,700   Agile Software Corp.*                                          1,463
   44,500   Art Technology Group, Inc.*                                    1,691
   65,000   AvantGo, Inc.*                                                   650
  180,400   BroadVision, Inc.*                                             2,424
   94,900   Commerce One, Inc.*                                            2,900
  107,800   E.piphany, Inc.*                                               4,218
   68,100   EXE Technologies, Inc.*                                          915
   90,700   HNC Software, Inc.*                                            2,721
   68,800   i2 Technologies, Inc.*                                         3,483
   96,000   Interwoven, Inc.*                                              3,222
  158,300   Liberate Technologies, Inc.*                                   2,741
   26,600   Nuance Communications, Inc.*                                     999
   50,000   Numerical Technologies, Inc.*                                  1,281
   70,300   OpenTV Corp. "A"*                                              1,674
   95,400   Openwave Systems, Inc.*                                        6,606
   83,600   Portal Software, Inc.*                                         1,087
  142,600   SignalSoft Corp.*                                              1,970
   12,900   SpeechWorks International, Inc.*                                 409
  135,600   Synplicity, Inc.*                                              2,026
   47,900   TIBCO Software, Inc.*                                          1,817
   45,600   Ulticom, Inc.*                                                 1,898
  511,270   VeriSign, Inc.*                                               37,578
  159,900   Vignette Corp.*                                                1,329
   87,600   Vitria Technology, Inc.*                                         717
   43,319   webMethods, Inc.*                                              3,720
--------------------------------------------------------------------------------
                                                                          89,539
--------------------------------------------------------------------------------
            DRUGS (7.3%)
  230,000   Alpharma, Inc. "A"                                             8,510
  210,000   Andrx Corp.*                                                  13,834
  600,000   Biovail Corp.*                                                25,950
  210,000   Elan Corp. plc ADR*                                           10,542
  100,000   Ivax Corp.*                                                    3,470
  566,250   King Pharmaceuticals, Inc.*                                   25,657
  405,500   Sepracor, Inc.*                                               26,763
   75,000   Shire Pharmaceuticals Group plc ADR*                           4,251
--------------------------------------------------------------------------------
                                                                         118,977
--------------------------------------------------------------------------------
            ELECTRIC UTILITIES (0.1%)
  100,700   Mirant Corp.                                                   2,447
--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT (4.0%)
  200,000   Active Power, Inc.*                                            4,750
  100,000   Capstone Turbine Corp.*                                        4,100
  273,200   DDI Corp.*                                                     8,316
  586,400   Flextronics International Ltd.*                               22,356
   22,700   PECO II, Inc.*                                                   414
  181,800   Pemstar, Inc.*                                                 2,329
   40,900   Plexus Corp.*                                                  1,920
   13,000   Proton Energy Systems, Inc.*                                     195
  302,148   Sanmina Corp.*                                                14,692
   56,800   SMTC Corp.*                                                      909
   91,100   TTM Technologies, Inc.*                                        1,406
  341,800   Viasystems Group, Inc.*                                        3,425
--------------------------------------------------------------------------------
                                                                          64,812
--------------------------------------------------------------------------------
            ELECTRONICS - INSTRUMENTATION (0.1%)
  112,900   Computer Access Technology Corp.*                              1,242
    9,100   Ixia*                                                            308
--------------------------------------------------------------------------------
                                                                           1,550
--------------------------------------------------------------------------------
            ELECTRONICS - SEMICONDUCTORS (13.7%)
1,193,600   Applied Micro Circuits Corp.*                                 87,730
  125,500   ARM Holdings plc ADR*                                          2,894
   50,400   Centillium Communications, Inc.*                               2,448
  116,800   Cree, Inc.*                                                    4,030
  147,800   Exar Corp.*                                                    5,219
  103,800   GlobeSpan, Inc.*                                               3,717
   45,700   Intersil Holding Corp.*                                        1,354
   18,400   Marvell Technology Group Ltd.*                                   727
  233,300   Metalink Ltd.*                                                 4,054
   99,100   Microtune, Inc.*                                               1,375
   92,100   O2Micro International Ltd.*                                    1,288
   45,000   Parthus Technologies plc ADR*                                  1,299
   25,410   PMC-Sierra, Inc.*                                              1,920
    7,400   Silicon Laboratories, Inc.*                                      149
   45,500   Stanford Microdevices, Inc.*                                   1,271
  877,950   TranSwitch Corp.*                                             43,239
  318,000   Tripath Technology, Inc.*                                      4,591
  711,600   Triquint Semiconductor, Inc.*                                 25,084
  159,100   Tvia, Inc.*                                                      438
  227,000   Virage Logic Corp.*                                            2,894
   91,400   Virata Corp.*                                                  1,502
  358,000   Vitesse Semiconductor Corp.*                                  25,440
--------------------------------------------------------------------------------
                                                                         222,663
--------------------------------------------------------------------------------
            ENGINEERING & CONSTRUCTION (0.5%)
   36,400   Lexent, Inc.*                                                    878
  225,000   Quanta Services, Inc.*                                         7,254
--------------------------------------------------------------------------------
                                                                           8,132
--------------------------------------------------------------------------------
            EQUIPMENT - SEMICONDUCTORS (0.6%)
  181,100   Cymer, Inc.*                                                   6,226
  113,700   PRI Automation, Inc.*                                          3,695
--------------------------------------------------------------------------------
                                                                           9,921
--------------------------------------------------------------------------------
            FINANCE - CONSUMER (0.8%)
  150,000   Metris Cos., Inc.                                              3,960
  300,000   NCO Group, Inc.*                                               9,712
--------------------------------------------------------------------------------
                                                                          13,672
--------------------------------------------------------------------------------
            FINANCE - DIVERSIFIED (0.6%)
   90,000   London Pacific Group Ltd. ADR                                  1,056
  100,000   SEI Investments Co.                                            8,262
--------------------------------------------------------------------------------
                                                                           9,318
--------------------------------------------------------------------------------
            FOODS (0.6%)
  200,000   Suiza Foods Corp.*                                             9,192
--------------------------------------------------------------------------------
            GAMING COMPANIES (0.3%)
  200,000   Mandalay Resort Group*                                         4,342
--------------------------------------------------------------------------------
            HEALTH CARE - DIVERSIFIED (2.1%)
  322,500   Accredo Health, Inc.*                                         15,440
  120,000   ICON plc ADR*                                                  2,835
  152,200   Professional Detailing, Inc.*                                 15,729
--------------------------------------------------------------------------------
                                                                          34,004
--------------------------------------------------------------------------------
            HEALTH CARE - HMOs (2.1%)
  375,000   Express Scripts, Inc. "A"*                                    34,805
--------------------------------------------------------------------------------
            HEALTH CARE - SPECIALIZED SERVICES (2.6%)
  200,000   AdvancePCS*                                                    7,825
  270,000   Omnicare, Inc.                                                 5,521
  330,000   Orthodontic Centers of America, Inc.*                          7,511
  320,000   Priority Healthcare Corp. "B"*                                11,080
  250,000   Renal Care Group, Inc.*                                        6,516
  100,000   Specialty Laboratories, Inc.*                                  2,995
--------------------------------------------------------------------------------
                                                                          41,448
--------------------------------------------------------------------------------
            HOME FURNISHINGS & APPLIANCES (0.8%)
  350,000   Ethan Allen Interiors, Inc.                                   12,869
--------------------------------------------------------------------------------
            HOSPITALS (0.5%)
   70,000   Community Health Systems, Inc.*                                1,754
  225,000   Province Healthcare Co.*                                       6,146
--------------------------------------------------------------------------------
                                                                           7,900
--------------------------------------------------------------------------------
            INTERNET SERVICES (2.4%)
   82,000   Akamai Technologies, Inc.*                                     2,383
   59,300   Ariba, Inc.*                                                   2,213
   10,600   Blue Martini Software, Inc.*                                     129
  101,800   Digex, Inc.*                                                   2,793
  214,900   DoubleClick, Inc.*                                             3,304
  144,000   Entrust Technologies, Inc.*                                    2,547
  184,400   Exodus Communications, Inc.*                                   4,910
   67,000   Freemarkets, Inc.*                                             1,570
   80,500   Homestore.com, Inc.*                                           2,365
  248,100   InfoSpace, Inc.*                                               1,310
  169,200   InterNAP Network Services Corp.*                               1,370
  119,200   OmniSky Corp.*                                                   432
  208,200   PurchasePro.com, Inc.*                                         5,452
  226,944   Retek, Inc.*                                                   7,588
   61,700   Selectica, Inc.*                                                 879
   10,700   StorageNetworks, Inc.*                                           299
--------------------------------------------------------------------------------
                                                                          39,544
--------------------------------------------------------------------------------
            INVESTMENT BANKS/BROKERAGE (0.3%)
  220,000   Knight Trading Group, Inc.*                                    5,143
--------------------------------------------------------------------------------
            LODGING/HOTELS (1.4%)
  260,000   Four Seasons Hotels, Inc.                                     18,291
  200,000   Orient Express Hotels Ltd.*                                    4,202
--------------------------------------------------------------------------------
                                                                          22,493
--------------------------------------------------------------------------------
            MEDICAL PRODUCTS & SUPPLIES (1.6%)
   61,800   Align Technology, Inc.*                                          834
  250,000   Apogent Technologies, Inc.*                                    5,275
  203,600   Caliper Technologies Corp.*                                    8,691
  123,200   Charles River Laboratories International, Inc.*                3,474
  150,000   Henry Schein, Inc.*                                            4,360
   83,333   Sybron Dental Specialties, Inc.*                               1,596
   91,700   Wilson Greatbatch Technologies, Inc.*                          1,957
--------------------------------------------------------------------------------
                                                                          26,187
--------------------------------------------------------------------------------
            OIL & GAS - DRILLING/EQUIPMENT (2.4%)
  150,000   Cal Dive International, Inc.*                                  3,628
  100,000   Carbo Ceramics, Inc.                                           3,145
   90,000   Cooper Cameron Corp.*                                          5,781
  260,000   Grant Prideco, Inc.*                                           5,494
  150,000   Smith International, Inc.*                                    11,415
  121,125   Varco International, Inc.*                                     2,520
  150,000   Weatherford International, Inc.*                               7,332
--------------------------------------------------------------------------------
                                                                          39,315
--------------------------------------------------------------------------------
            OIL & GAS - EXPLORATION & PRODUCTION (0.2%)
  203,800   Energy Partners Ltd.*                                          2,607
--------------------------------------------------------------------------------
            PERSONAL CARE (0.5%)
  200,000   Estee Lauder Companies, Inc. "A"                               7,620
--------------------------------------------------------------------------------
            RESTAURANTS (1.0%)
   40,000   Cheesecake Factory, Inc.*                                      1,735
  100,000   Krispy Kreme Doughnuts, Inc.*                                  6,488
  225,000   P. F. Chang's China Bistro, Inc.*                              8,634
--------------------------------------------------------------------------------
                                                                          16,857
--------------------------------------------------------------------------------
            RETAIL - BUILDING SUPPLIES (1.5%)
  140,000   Fastenal Co.                                                   7,919
  350,000   Home Depot, Inc.                                              16,870
--------------------------------------------------------------------------------
                                                                          24,789
--------------------------------------------------------------------------------
            RETAIL - DISCOUNTERS (1.1%)
  600,000   Dollar Tree Stores, Inc.*                                     18,262
--------------------------------------------------------------------------------
            RETAIL - GENERAL MERCHANDISING (0.6%)
  200,000   Costco Wholesale Corp.*                                        9,250
--------------------------------------------------------------------------------
            RETAIL - SPECIALTY (2.5%)
  420,000   99 Cents Only Stores*                                         15,120
  250,000   Bed Bath & Beyond, Inc.*                                       6,641
  100,000   Coach, Inc.*                                                   3,375
  360,000   Cost Plus, Inc.*                                               8,977
  250,000   Williams-Sonoma, Inc.*                                         6,700
--------------------------------------------------------------------------------
                                                                          40,813
--------------------------------------------------------------------------------
            RETAIL - SPECIALTY APPAREL (1.2%)
  300,000   Abercrombie & Fitch Co. "A"*                                   8,943
  300,000   Chico's FAS, Inc.*                                             9,881
--------------------------------------------------------------------------------
                                                                          18,824
--------------------------------------------------------------------------------
            SERVICES - COMMERCIAL & CONSUMER (0.7%)
   91,200   Apollo Group, Inc.*                                            3,574
  150,000   Barra, Inc.*                                                   7,369
--------------------------------------------------------------------------------
                                                                          10,943
--------------------------------------------------------------------------------
            SERVICES - DATA PROCESSING (0.5%)
  126,100   CheckFree Corp.*                                               6,975
   81,096   MedQuist, Inc.*                                                1,764
--------------------------------------------------------------------------------
                                                                           8,739
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - CELLULAR/WIRELESS (1.8%)
   22,700   Aether Systems, Inc.*                                          1,142
  137,800   Alamosa PCS Holdings, Inc.*                                    1,981
  264,100   Dobson Communications Corp. "A"*                               5,101
  233,500   Microcell Telecommunications, Inc. "B"*                        5,735
   72,800   Nextel Partners, Inc. "A"*                                     1,511
   79,800   TeleCorp PCS, Inc.*                                            1,905
    9,100   Triton PCS Holdings, Inc. "A"*                                   390
  172,900   UbiquiTel, Inc.*                                               1,318
  183,200   US Unwired, Inc. "A"*                                          1,626
  172,700   Western Wireless Corp. "A"*                                    7,955
--------------------------------------------------------------------------------
                                                                          28,664
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - LONG DISTANCE (0.5%)
  249,200   ITC DeltaCom, Inc.*                                            2,196
   53,000   Level 3 Communications, Inc.*                                  2,156
   93,500   Universal Access, Inc.*                                        1,496
  144,000   Williams Communications Group*                                 2,594
--------------------------------------------------------------------------------
                                                                           8,442
--------------------------------------------------------------------------------
            TELEPHONES (3.8%)
  101,100   Allegiance Telecom, Inc.*                                      3,362
  285,700   GT Group Telecom, Inc. "B"*                                    3,286
  276,600   McLeod USA, Inc.*                                              5,169
1,832,000   Metromedia Fiber Network, Inc. "A"*                           29,198
  281,900   NEON Communications, Inc.*                                     4,598
   48,500   Time Warner Telecom, Inc. "A"*                                 3,689
  202,500   Winstar Communications, Inc.*                                  3,784
  350,800   XO Communications, Inc.*                                       8,638
--------------------------------------------------------------------------------
                                                                          61,724
--------------------------------------------------------------------------------
            TEXTILES - APPAREL (0.5%)
  110,000   Columbia Sportswear Co.*                                       6,476
   97,600   Cutter and Buck, Inc.*                                         1,092
--------------------------------------------------------------------------------
                                                                           7,568
--------------------------------------------------------------------------------
            WASTE MANAGEMENT (0.6%)
  371,400   Waste Connections, Inc.*                                      10,515
--------------------------------------------------------------------------------
            Total common stocks (cost: $1,039,130)                     1,612,247
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT
    (000)
  ---------
                          MONEY MARKET INSTRUMENT (2.3%)

            COMMERCIAL PAPER
 $ 37,725   Household Finance Corp., 5.76%, 2/01/2001
              (cost: $37,725)                                             37,725
--------------------------------------------------------------------------------
            Total investments (cost: $1,076,855)                      $1,649,972
================================================================================









USAA AGGRESSIVE GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS

JANUARY 31, 2001
(UNAUDITED)




GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The percentages shown represent the percentage of the investments to net assets. Investments in foreign securities were 7.3% of net assets at January 31, 2001.

ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES

* Non-income producing.




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.








USAA AGGRESSIVE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

JANUARY 31, 2001
(UNAUDITED)


ASSETS

   Investments in securities, at market value (identified cost of $1,076,855)   $1,649,972
   Cash                                                                                282
   Receivables:
      Capital shares sold                                                              386
      Dividends                                                                          8
      Securities sold                                                                9,347
                                                                                ----------
         Total assets                                                            1,659,995
                                                                                ----------

LIABILITIES

   Securities purchased                                                             16,117
   Capital shares redeemed                                                          18,445
   USAA Investment Management Company                                                  475
   USAA Transfer Agency Company                                                        310
   Accounts payable and accrued expenses                                               152
                                                                                ----------
         Total liabilities                                                          35,499
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $1,624,496
                                                                                ==========

REPRESENTED BY

   Paid-in capital                                                              $1,106,608
   Accumulated undistributed net investment loss                                    (4,549)
   Accumulated net realized loss on investments                                    (50,680)
   Net unrealized appreciation of investments                                      573,117
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $1,624,496
                                                                                ==========
   Capital shares outstanding                                                       37,161
                                                                                ==========
   Authorized shares of $.01 par value                                              55,000
                                                                                ==========
   Net asset value, redemption price, and offering price per share              $    43.72
                                                                                ==========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA AGGRESSIVE GROWTH FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED JANUARY 31, 2001
(UNAUDITED)




NET INVESTMENT LOSS

   Income:
      Dividends (net of foreign taxes withheld of $1)  $     176
      Interest                                               904
                                                       ---------
         Total income                                      1,080
                                                       ---------
   Expenses:
      Management fees                                      3,307
      Transfer agent's fees                                1,836
      Custodian's fees                                       142
      Postage                                                208
      Shareholder reporting fees                              40
      Directors' fees                                          2
      Registration fees                                       58
      Professional fees                                       27
      Other                                                   10
                                                       ---------
         Total expenses                                    5,630
      Expenses paid indirectly                                (1)
                                                       ---------
         Net expenses                                      5,629
                                                       ---------
            Net investment loss                           (4,549)
                                                       ---------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS

   Net realized loss                                     (50,680)
   Change in net unrealized appreciation/
     depreciation                                       (349,444)
                                                       ---------
            Net realized and unrealized loss            (400,124)
                                                       ---------
Decrease in net assets resulting from operations       $(404,673)
                                                       =========




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.








USAA AGGRESSIVE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED JANUARY 31, 2001,
AND YEAR ENDED JULY 31, 2000
(UNAUDITED)



                                                          1/31/2001       7/31/2000
                                                         ---------------------------
FROM OPERATIONS

   Net investment loss                                   $   (4,549)    $    (6,889)
   Net realized gain (loss) on investments                  (50,680)         71,550
   Change in net unrealized appreciation/depreciation
      of investments                                       (349,444)        512,148
                                                         --------------------------
      Increase (decrease) in net assets
         resulting from operations                         (404,673)        576,809
                                                         --------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM

   Net realized gains                                       (66,356)        (63,031)
                                                         --------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                228,802         872,964
   Reinvested dividends                                      65,484          62,318
   Cost of shares redeemed                                 (180,435)       (496,668)
                                                         --------------------------
         Increase in net assets from
            capital share transactions                      113,851         438,614
                                                         --------------------------
Net increase (decrease) in net assets                      (357,178)        952,392

NET ASSETS

   Beginning of period                                    1,981,674       1,029,282
                                                         --------------------------
   End of period                                         $1,624,496      $1,981,674
                                                         ==========================

ACCUMULATED UNDISTRIBUTED NET
    INVESTMENT LOSS

   End of period                                         $   (4,549)     $      -
                                                         ==========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                4,472          15,842
   Shares issued for dividends reinvested                     1,120           1,708
   Shares redeemed                                           (3,599)         (9,303)
                                                         --------------------------
         Increase in shares outstanding                       1,993           8,247
                                                         ==========================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.








USAA AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2001
(UNAUDITED)



(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Aggressive Growth Fund (the Fund). The Fund's investment objective is capital appreciation. USAA Investment Management Company (the Manager) attempts to achieve this objective by investing the Fund's assets primarily in equity securities of companies with the prospect of rapidly growing earnings.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Directors.

B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended January 31, 2001, custodian fee offset arrangements reduced expenses by $1,000.

E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million -- $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Prior to January 10, 2001, the funds had two agreements with CAPCO -- $250 million committed and $500 million uncommitted.

Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2001.


(3) DISTRIBUTIONS

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2001, were $318,316,000 and $209,441,000, respectively.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2001, were $740,784,000 and $167,667,000, respectively.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed as a percentage of its annual average net assets, which on an annual basis is equal to 0.50% of the first $200 million, 0.40% of that portion over $200 million but not over $300 million, and 0.33% of the portion over $300 million.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) FINANCIAL HIGHLIGHTS

Per-share operating performance for a share outstanding throughout each period is as follows:


                               SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                       YEAR ENDED JULY 31,
                             --------------------------------------------------------------------------
                                 2001         2000          1999         1998        1997        1996
                             --------------------------------------------------------------------------
Net asset value at
   beginning of period       $    56.35    $    38.23    $    31.62    $  32.82    $  27.88    $  24.49
Net investment loss                (.12)(a)      (.22)(a)      (.17)(a)    (.12)(a)    (.14)(a)    (.12)(a)
Net realized and
   unrealized gain (loss)        (10.64)        20.65         10.77        1.26        5.65        5.12
Distributions of realized
   capital gains                  (1.87)        (2.31)        (3.99)      (2.34)       (.57)      (1.61)
                             --------------------------------------------------------------------------
Net asset value at
   end of period             $    43.72    $    56.35    $    38.23    $  31.62    $  32.82    $  27.88
                             ==========================================================================
Total return (%)*                (19.92)        56.71         43.14        3.91       20.00       21.16
Net assets at
   end of period (000)       $1,624,496    $1,981,674    $1,029,282    $736,450    $753,984    $607,437
Ratio of expenses to
   average net assets (%)           .60(b)        .60           .72         .71         .74         .74
Ratio of net investment
   loss to average
   net assets (%)                  (.48)(b)      (.42)         (.55)       (.38)       (.47)       (.42)
Portfolio turnover (%)            11.40         33.07         35.18       83.32       57.15       43.75


  * ASSUMES REINVESTMENT OF ALL CAPITAL GAIN DISTRIBUTIONS DURING THE PERIOD.
(a) CALCULATED USING AVERAGE SHARES.
(b) ANNUALIZED. THE RATIO IS NOT NECESSARILY INDICATIVE OF 12 MONTHS OF OPERATIONS.










DIRECTORS
Robert G. Davis, CHAIRMAN OF THE BOARD
Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                         LEGAL COUNSEL
USAA Shareholder Account Services      Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road               Exchange Place
San Antonio, Texas 78288               Boston, Massachusetts 02109

CUSTODIAN                              INDEPENDENT AUDITORS
State Street Bank and Trust Company    KPMG LLP
P.O. Box 1713                          112 East Pecan, Suite 2400
Boston, Massachusetts 02105            San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS             INTERNET ACCESS
Call toll free - Central Time          USAA.COM(REGISTERED TRADEMARK)
Monday - Friday 6 a.m. to 10 p.m.
Saturday 8:30 a.m. to 5 p.m.
Sunday 11:30 a.m. to 8 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(REGISTERED TRADEMARK)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777





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